Annual Fund Operating Expenses (Vanguard Small-Cap Value Index Fund ETF)	Vanguard Small-Cap Value Index Fund Vanguard Small-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.09%